Document and Entity Information (USD $) In Billions, except Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Feb. 14, 2012	Jun. 30, 2011
Document and Entity Information
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Amendment Flag	false
Entity Common Stock, Shares Outstanding		158.3
Document Fiscal Period Focus	FY
Entity Registrant Name	NCR CORP
Entity Central Index Key	0000070866
Entity Filer Category	Large Accelerated Filer
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 3.0